Significant Accounting Policies and Practices (Details) - Schedule of Revenue Recognition - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Recognition Abstract
Products and services transferred over time	$ 673,079	$ 398,726		$ 1,447,636	$ 2,752,736	$ 3,331,741	$ 4,182,681
Products transferred at a point in time	349,772	39,129		675,728	1,244,754	1,464,733	117,036
Revenue recognition	$ 1,022,851	$ 437,855	$ 1,022,851	$ 2,123,364	$ 3,997,490	$ 4,796,474	$ 4,299,717